Earnings Per Common Share (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Weighted Average Shares:
Weighted average common stock outstanding for basic earnings per common share									1,059,580,442	882,436,532	818,462,150
Incremental common shares from assumed:
Stock purchase contracts underlying common equity units									1,641,444	0	0
Exercise or issuance of stock-based awards									6,872,474	7,131,346	0
Weighted average common stock outstanding for diluted earnings per common share									1,068,094,360	889,567,878	818,462,150
Income (Loss) from Continuing Operations:
Income (loss) from continuing operations, net of income tax	$ 963	$ 3,444	$ 1,061	$ 924	$ (13)	$ 291	$ 1,526	$ 816	$ 6,392	$ 2,620	$ (2,509)
Less: Income (loss) from continuing operations, net of income tax, attributable to noncontrolling interests									(8)	(4)	(36)
Less: Preferred stock dividends	31	30	31	30	31	30	31	30	122	122	122
Preferred stock redemption premium	0	0	0	146	0	0	0	0	146	0	0
Income (loss) from continuing operations, net of income tax, available to MetLife, Inc.'s common shareholders									6,132	2,502	(2,595)
Basic	$ 0.88	$ 3.22	$ 0.98	$ 0.70	$ (0.04)	$ 0.30	$ 1.83	$ 0.95	$ 5.79	$ 2.83	$ (3.17)
Diluted	$ 0.88	$ 3.20	$ 0.97	$ 0.70	$ (0.04)	$ 0.29	$ 1.82	$ 0.95	$ 5.74	$ 2.81	$ (3.17)
Income (Loss) from Discontinued Operations:
Income (loss) from discontinued operations, net of income tax	25	6	32	(40)	23	3	11	6	23	43	62
Less: Income (loss) from discontinued operations, net of income tax, attributable to noncontrolling interests									0	0	0
Income (loss) from discontinued operations, net of income tax, available to MetLife, Inc.'s common shareholders									23	43	62
Basic	$ 0.02	$ 0.01	$ 0.03	$ (0.04)	$ 0.02	$ 0.00	$ 0.01	$ 0.01	$ 0.02	$ 0.05	$ 0.08
Diluted	$ 0.02	$ 0.01	$ 0.03	$ (0.04)	$ 0.02	$ 0.00	$ 0.01	$ 0.01	$ 0.02	$ 0.05	$ 0.08
Net Income (Loss):
Net income (loss)	988	3,450	1,093	884	10	294	1,537	822	6,415	2,663	(2,447)
Less: Net income (loss) attributable to noncontrolling interests	(2)	(6)	(7)	7	3	4	(10)	(1)	(8)	(4)	(36)
Less: Preferred stock dividends	31	30	31	30	31	30	31	30	122	122	122
Preferred stock redemption premium	0	0	0	146	0	0	0	0	146	0	0
Net income (loss) available to MetLife, Inc.'s common shareholders	$ 959	$ 3,426	$ 1,069	$ 701	$ (24)	$ 260	$ 1,516	$ 793	$ 6,155	$ 2,545	$ (2,533)
Basic	$ 0.90	$ 3.23	$ 1.01	$ 0.66	$ (0.02)	$ 0.30	$ 1.84	$ 0.96	$ 5.81	$ 2.88	$ (3.09)
Diluted	$ 0.90	$ 3.21	$ 1.00	$ 0.66	$ (0.02)	$ 0.29	$ 1.83	$ 0.96	$ 5.76	$ 2.86	$ (3.09)
Earnings Per Common Share (Textuals) [Abstract]
Shares excluded from the calculation of diluted earnings per common share as the assumed exercise or issuance are anti-dilutive											4,213,700